Pension Plans and Other Post-Retirement Benefits - Schedule of Sensitivity Analysis (Details) $ in Millions	Dec. 31, 2025 CAD ($)
Interest/discount rate sensitivity
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Rate of compensation increase assumption
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Health care trend rate assumption
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	10.00%
Pension | Interest/discount rate sensitivity
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 331
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(269)
Pension | Rate of compensation increase assumption
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(41)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	46
Pension | Mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	50
Other post-retirement | Interest/discount rate sensitivity
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	21
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(18)
Other post-retirement | Health care trend rate assumption
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(11)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	12
Other post-retirement | Mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 3